Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

Goodwill activity during the three months ended March 31, 2012 was as follows:

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2011	$518,156	$775,931	$176,129	$1,470,216
Changes in preliminary purchase price allocation	(51)	(34)	(11)	(96)

Balance at March 31, 2012	$518,105	$775,897	$176,118	$1,470,120

Intangible assets subject to amortization as of March 31, 2012 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.4	$1,623,000	$(34,146)	$1,588,854
Trade names	19.6	156,000	(3,250)	152,750
Non-compete agreements	4.6	11,500	(958)	10,542
Data sublicense agreement	5.5	31,000	(2,182)	28,818
Backlog	0.9	19,000	(5,972)	13,028

Total		$1,840,500	$(46,508)	$1,793,992

Amortization expense was $27,905 and $22,833 for the three months ended March 31, 2012 and 2011, respectively. Aggregate future amortization expense for intangible assets is estimated to be:

2012 (remainder)	$82,882
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,793,992

6. Goodwill and Intangible Assets

The following tables presents the changes in the carrying amount of goodwill for the indicated periods.

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2009 (Predecessor)	$303,650	$315,647	$83,730	$703,027
Acquisitions	18,451	186,580	—	205,031
Other	—	—	252	252

Balance at December 31, 2010 (Predecessor)	322,101	502,227	83,982	908,310
Acquisitions	18,079	—	—	18,079
Other	—	(825)	—	(825)

Balance at November 1, 2011 (Predecessor)	340,180	501,402	83,982	925,564
Eliminate Predecessor goodwill	(340,180)	(501,402)	(83,982)	(925,564)
Record Successor goodwill	518,156	775,931	176,129	1,470,216

Balance at December 31, 2011 (Successor)	$518,156	$775,931	$176,129	$1,470,216

Intangible assets subject to amortization as of December 31, 2011 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.6	$1,623,000	$(13,658)	$1,609,342
Tradenames	19.8	156,000	(1,300)	154,700
Data sublicense agreement	5.8	31,000	(873)	30,127
Non-compete agreements	4.8	11,500	(383)	11,117
Backlog	1.2	19,000	(2,389)	16,611

Total		$1,840,500	$(18,603)	$1,821,897

Amortization expense was $18,603, $76,883, $73,125 and $63,089 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. Aggregate future amortization expense for intangible assets is estimated to be:

2012	$110,787
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,821,897